CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2012 USD ($)
Cash flows from operating activities:
Net income/(loss) | $		$ (123)		$ (18)		$ (429)
(Used in)/ adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment | $		88		108		130
(Gain)/loss on disposal of property, plant and equipment | $		0		1		22
Stock-based compensation expenses | $		2		0		0
Non-controlling interest in (loss)/profits of subsidiaries | $		(169)		113		309
Equity in profit/loss of affiliates | $		(605)		(325)		(9)
Deferred tax assets | $		9		26		25
Decrease/(increase) in current assets:
Accounts receivable, net | $		(186)		(993)		655
Prepayments and other current assets | $		695		(436)		925
Inventories | $		(49)		159		(70)
Increase/(decrease) in current liabilities:
Accounts payable | $		446		(598)		838
Other payables and accrued expenses | $		(585)		(299)		327
Taxation payable | $		7		(293)		71
Net cash (used in)/provided by operating activities | $		(470)		(2,555)		2,794
Cash flows from investing activities:
Purchase of property, plant and equipment | $		(10)		(51)		(41)
Proceeds on disposal of property, plant and equipment | $		0		1		2
Dividend received from affiliates | $		302		246		0
Restricted cash for issuance of bank guarantees | $		(314)		274		(593)
Dividend paid to non-controlling interest | $		(42)		(134)		0
Net cash (used in)/provided by investing activities | $		(64)		336		(632)
Cash flows from financing activities:
Purchase of treasury stock | $		0		0		(33)
Net cash (used in)/provided by financing activities | $		0		0		(33)
Effect of exchange rate changes on cash and cash equivalents | $		(15)		157		0
Net (decrease)/increase in cash and cash equivalents | $		(549)		(2,062)		2,129
Cash and cash equivalents, beginning of year | $		5,406		7,468		5,339
Cash and cash equivalents, end of year | $		$ 4,857		$ 5,406		$ 7,468
Supplementary information
Interest received	¥ 27		¥ 45		¥ 46
Income taxes paid	3		340		8
ZHEJIANG TIANLAN
Cash flows from operating activities:
Net income/(loss)	14,008		5,298		(1,501)
(Used in)/ adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	2,985		2,956		3,017
Amortisation of intangible asset	239		395		164
Amortisation of land use right	149		141		177
(Gain)/loss on disposal of property, plant and equipment	225		(40)		4,186
(Gain)/loss on disposal of intangible asset	(150)		(23)		92
Deferred tax assets	(1,391)		(446)		784
Decrease/(increase) in current assets:
Accounts receivable, net	(9,481)		79,243		(38,607)
Amounts due from owners	0		0		2
Prepayments and other current assets	(20,699)		(52,792)		(27,508)
Inventories	(1,078)		(5,822)		(542)
Increase/(decrease) in current liabilities:
Accounts payable	77,861		(76,615)		43,737
Amount due to owner	0		9		0
Other payables and accrued expenses	37,075		48,898		(2,501)
Other taxes payable	1,034		6,040		(11,579)
Income tax payable	(449)		(5,175)		(1,203)
Net cash (used in)/provided by operating activities	100,328		2,067		(31,282)
Cash flows from investing activities:
Purchase of intangible asset	0		(39)		(126)
Purchase of property, plant and equipment	(117,966)		(1,983)		(3,358)
Sales proceeds from intangible assets	420		110		0
Proceeds on disposal of property, plant and equipment	923		69		0
Net cash (used in)/provided by investing activities	(116,623)		(1,843)		(3,484)
Cash flows from financing activities:
Repayment of bank borrowings	(104,690)		(88,100)		(41,000)
Advance of bank borrowings	137,900		92,790		60,000
Capital injection	0		0		0
Dividend paid to owners	(9,180)		(6,120)		0
Net cash (used in)/provided by financing activities	24,030		(1,430)		19,000
Net (decrease)/increase in cash and cash equivalents	7,735		(1,206)		(15,766)
Cash and cash equivalents, beginning of year	21,462		22,668		38,434
Cash and cash equivalents, end of year	29,197		21,462		22,668
Supplementary information
Interest received	148		194		149
Interest paid	6,279		4,695		3,920
Income taxes paid	2,263		396		6,348
ZHEJIANG JIAHUAN
Cash flows from operating activities:
Net income/(loss)	4,710		2,308		1,535
(Used in)/ adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	2,408		2,461		2,028
Amortisation of land use right	163		163		163
Decrease/(increase) in current assets:
Accounts receivable, net	(6,448)		(4,115)		(1,349)
Restricted cash	0		(10)		(1,459)
Note receivables	(322)		(2,942)		6,285
Other receivables	(6,074)		(1,094)		1,127
Dividend received	0		0		210
Inventories	5,909		(6,520)		(9,725)
Increase/(decrease) in current liabilities:
Accounts payable	1,767		5,457		4,570
Note payable	0		0		(1,183)
Other payables and accrued expenses	2,131		(920)		(8,251)
Income tax payable	405		805		211
Other long-term liability	(73)		(87)		102
Net cash (used in)/provided by operating activities	4,576		(4,494)		(5,736)
Cash flows from investing activities:
Purchase of short term investments	0		0		0
Purchase of property, plant and equipment	(664)		(1,404)		(3,540)
Proceeds from sales of long term investments	0		0		(556)
Net cash (used in)/provided by investing activities	(664)		(1,404)		(4,096)
Cash flows from financing activities:
Repayment of bank borrowings	(50,300)		(18,200)		(300)
Advance of bank borrowings	50,100		26,800		0
Increase in amount due from shareholders	(3,200)		850		8,140
Dividend paid to owners	(2,250)		(2,250)		0
Net cash (used in)/provided by financing activities	(5,650)		7,200		7,840
Net (decrease)/increase in cash and cash equivalents	(1,738)		1,302		(1,992)
Cash and cash equivalents, beginning of year	4,867		3,565		5,557
Cash and cash equivalents, end of year	3,129		4,867		3,565
Supplementary information
Interest received	17		32		68
Interest paid	(2,209)		(1,702)		(1,574)
Income taxes paid	79		0		0
Income tax refund	¥ 0		¥ 786		¥ 211